Note 28 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 4,335,141	$ 4,459,487
Depreciation and amortization	202,536	177,421
Operating earnings (loss)	300,935	332,496
Equity earnings	5,078	6,677
Other income, net	841	(1,032)
Interest expense, net	(94,077)	(48,587)
Income tax expense	(68,086)	(95,010)
Net earnings	144,691	194,544
Total assets	5,482,126	5,098,177
Total additions to fixed assets, intangible assets and goodwill	168,172	1,723,400
Americas Segment [Member]
Revenues	2,510,002	2,756,345
EMEA Segment [Member]
Revenues	726,900	715,140
Asia Pacific Segment [Member]
Revenues	610,313	608,460
Investment Management [Member]
Revenues	487,457	378,881
Operating Segments [Member] | Americas Segment [Member]
Revenues	2,510,002	2,756,345
Depreciation and amortization	84,725	86,927
Operating earnings (loss)	174,613	254,375
Equity earnings	2,095	1,671
Total assets	1,898,815	1,685,753
Total additions to fixed assets, intangible assets and goodwill	112,953	131,114
Operating Segments [Member] | EMEA Segment [Member]
Revenues	726,900	715,140
Depreciation and amortization	31,698	27,432
Operating earnings (loss)	5,483	9,891
Equity earnings	98	58
Total assets	879,919	857,974
Total additions to fixed assets, intangible assets and goodwill	18,187	237,622
Operating Segments [Member] | Asia Pacific Segment [Member]
Revenues	610,313	608,460
Depreciation and amortization	12,174	11,476
Operating earnings (loss)	62,709	72,256
Equity earnings	0	0
Total assets	467,122	408,825
Total additions to fixed assets, intangible assets and goodwill	28,127	59,759
Operating Segments [Member] | Investment Management [Member]
Revenues	487,457	378,881
Depreciation and amortization	71,429	48,543
Operating earnings (loss)	103,139	37,055
Equity earnings	2,885	4,948
Total assets	2,062,956	2,101,208
Total additions to fixed assets, intangible assets and goodwill	6,334	1,291,202
Corporate, Non-Segment [Member]
Revenues	469	661
Depreciation and amortization	2,510	3,043
Operating earnings (loss)	(45,009)	(41,081)
Equity earnings	0	0
Total assets	173,314	44,417
Total additions to fixed assets, intangible assets and goodwill	$ 2,571	$ 3,703